SHARE CAPITAL - Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Net earnings (loss)	$ (31,476)	$ 6,123
Basic weighted average number of shares outstanding	242,181,449	196,018,623
Effect of dilutive securities:
Stock options	0	538,097
Equity settled deferred share units	0	330,079
Performance share units	0	878,000
Diluted weighted average number of share outstanding	242,181,449	197,764,799
Diluted earnings (loss) per share	$ (0.13)	$ 0.03